VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.5%
Automobiles & Components : 9.5%
Bajaj Auto Ltd. 66,775 $ 7,346,498
Eicher Motors Ltd. 104,051 5,025,797
Pricol Ltd. * 60,485 283,149
Shriram Pistons & Rings Ltd. 18,303 430,272
13,085,716
Banks : 24.1%
Bank of Baroda 1,352,120 4,295,487
Bank of Maharashtra 673,957 505,774
Canara Bank 447,222 3,128,386
CSB Bank Ltd. * 55,013 234,355
ICICI Bank Ltd. 512,555 6,757,353
IndusInd Bank Ltd. 361,558 6,759,519
Karnataka Bank Ltd. 235,954 639,521
Karur Vysya Bank Ltd. 548,604 1,205,529
State Bank of India 711,378 6,442,613
Ujjivan Small Finance Bank Ltd.
144A 392,362 208,877
Union Bank of India Ltd. 1,172,587 2,167,059
32,344,473
Capital Goods : 8.5%
Action Construction Equipment
Ltd. 20,793 356,626
Apar Industries Ltd. 12,343 1,034,193
Cummins India Ltd. 101,751 3,673,268
Data Patterns India Ltd. 18,026 526,091
Elecon Engineering Co. Ltd. 29,904 340,819
Force Motors Ltd. 3,720 322,966
HBL Power Systems Ltd. 85,885 469,668
Ingersoll Rand India Ltd. 5,056 223,689
Jupiter Wagons Ltd. 66,524 298,432
Polycab India Ltd. 42,987 2,617,807
Sanghvi Movers Ltd. 16,360 266,194
Triveni Turbine Ltd. 81,607 527,213
Voltamp Transformers Ltd. 7,468 867,574
11,524,540
Commercial & Professional Services : 1.3%
BLS International Services Ltd. 87,159 328,715
L&T Technology Services Ltd.
144A 21,623 1,425,789
1,754,504
Consumer Durables & Apparel : 0.2%
Safari Industries India Ltd. 12,453 257,764
Underline
Consumer Services : 0.5%
EIH Ltd. 127,866 691,254
Underline
Energy : 6.6%
Coal India Ltd. 1,210,648 6,330,282
Great Eastern Shipping Co. Ltd. 58,980 709,327
Hindustan Oil Exploration Co.
Ltd. * 57,369 122,524
Oil India Ltd. 251,493 1,816,940
8,979,073
Financial Services : 6.5%
Angel One Ltd. 24,362 889,556
CreditAccess Grameen Ltd. * 40,733 705,797
Motilal Oswal Financial
Services Ltd. 31,669 635,963
Number
of Shares Value
Financial Services (continued)
Muthoot Microfin Ltd. * 28,018 $ 67,303
Nippon Life India Asset
Management Ltd. 144A 117,511 664,151
Share India Securities Ltd. 8,359 161,582
Shriram Finance Ltd. 199,299 5,652,827
8,777,179
Food, Beverage & Tobacco : 4.8%
Godfrey Phillips India Ltd. 9,708 360,858
Varun Beverages Ltd. 362,193 6,087,206
6,448,064
Health Care Equipment & Services : 0.7%
Narayana Hrudayalaya Ltd. 58,382 900,862
Underline
Materials : 6.5%
Andhra Paper Ltd. 6,771 39,495
Archean Chemical Industries
Ltd. 31,472 253,281
Fineotex Chemical Ltd. 23,626 104,542
Jindal Saw Ltd. 91,639 474,900
JK Paper Ltd. 58,022 224,523
JTL Industries Ltd. 39,682 87,239
Kingfa Science & Technology
India Ltd. * 1,357 31,597
Lloyds Metals & Energy Ltd. * 54,229 391,569
Maharashtra Seamless Ltd. 30,510 311,245
NMDC Ltd. 813,372 1,974,136
PI Industries Ltd. 60,877 2,828,356
Ramkrishna Forgings Ltd. 58,475 485,984
Usha Martin Ltd. 146,379 560,201
Venus Pipes & Tubes Ltd. 144A 5,464 124,463
Welspun Corp. Ltd. 82,651 510,993
West Coast Paper Mills Ltd. 19,398 137,801
8,540,325
Media & Entertainment : 1.8%
Brightcom Group Ltd. * 1,229,058 203,363
Chennai Super Kings Cricket
Ltd. *∞ 1,298,085 1,591,585
Sun TV Network Ltd. 61,468 442,980
Tips Industries Ltd. 30,793 170,451
2,408,379
Pharmaceuticals, Biotechnology & Life
Sciences : 7.9%
Caplin Point Laboratories Ltd. 15,895 251,294
Dr. Reddy's Laboratories Ltd. 88,475 6,538,659
Glenmark Life Sciences Ltd. 18,452 171,783
Marksans Pharma Ltd. 157,421 287,382
Natco Pharma Ltd. 69,043 788,901
Neuland Laboratories Ltd. 5,001 379,916
Zydus Lifesciences Ltd. 188,177 2,278,521
10,696,456
Software & Services : 20.4%
HCL Technologies Ltd. 344,388 6,403,047
Infosys Ltd. (ADR) 348,888 6,255,562
KPIT Technologies Ltd. 116,933 2,092,848
Oracle Financial Services
Software Ltd. 17,992 1,900,352
Persistent Systems Ltd. 81,648 3,916,628
Tanla Platforms Ltd. 51,672 509,885

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Tata Consultancy Services Ltd. 139,001 $ 6,487,448
27,565,770
Number
of Shares Value
Technology Hardware & Equipment : 0.2%
Zen Technologies Ltd. 24,343 $ 281,033
Underline
Total Common Stocks
(Cost: $108,064,460) 134,255,392
Total Investments: 99.5%
(Cost: $108,064,460) 134,255,392
Other assets less liabilities: 0.5% 726,834
NET ASSETS: 100.0% $ 134,982,226
Definitions:
ADR American Depositary Receipt
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,423,280, or 1.8% of net assets.